Borrowings, Other Debts and Derivative Liabilities	12 Months Ended
Mar. 31, 2026
Borrowings, Other Debts and Derivative Liabilities [Abstract]
Borrowings, other debts and derivative liabilities
19.	Borrowings, other debts and derivative liabilities

Short-term borrowings

The following table presents short-term borrowings from commercial banks, other institutions and individuals as of March 31, 2025 and 2026. Short-term borrowings include borrowings with maturity terms shorter than one year:

	As of March 31,	As of March 31,
	2025	2026
	RMB	RMB

Bank borrowings	9,063	16,000

Bank borrowings

As of March 31, 2025 and 2026, the Company obtained short-term bank borrowings of RMB9.1 million and RMB 16.0 million in aggregate, and none of them were collateralized by short-term investments. The weighted average interest rate for the outstanding borrowings were approximately 3.4% and 3.3%, respectively. These short-term bank borrowings did not include any restrictive covenants.

Future principal maturities of short-term borrowings as of March 31, 2025 and 2026 are as followings:

	Year ended March 31, 2025	Year ended March 31, 2026
	RMB	RMB
For the year ending March 31,
- Within 1 year	9,063	16,000
Total	9,063	16,000

The RMB5.0 million in short-term borrowings outstanding as of March 31, 2026, has been settled as of the date of this report.

Other debts

Other debts – non-current consist of the following:

	As of March 31,	As of March 31,
	2025	2026
	RMB	RMB

Loan from Chong Li (a)	-	-
Loan for Yoken Series A-1 Warrant (b)	38,435	-
Payable for investment	200	200
Total	38,635	200

(a) Loan from Chong Li

Shanghai Guangcheng signed loan agreement with Chong Li in March 2020 (“Loan from Chong Li”). The loan was interest-free with a principal amount of RMB128 million. The term is 5 years and can be extended if agreed by both Chong Li and Shanghai Guangcheng. The Company accounted for Loan from Chong Li as a long-term debt initially recognized in the amount of RMB95 million (which is the present value of the principal amount of RMB128 million) and subsequently measured at amortized cost. During the years ended March 31, 2025, the Company repaid the principal of Loan from Chong Li of RMB10.0 million. For the years ended March 31, 2025 and 2026, the Company recorded no interests for both periods.

The Company issued preferred shares to be settled by Superb Origin International Limited (“Superb Origin”, Chong Li is the 100% equity owner of Superb Origin) after Shanghai Guangcheng repaid the Loan from Chong Li. The Company recorded a receivable for issuance of preferred shares in the amount of RMB95 million (which is the present value of the principal amount of RMB128 million) in mezzanine equity for the consideration of the preferred shares not yet received from Superb Origin. After the completion of the IPO in October 2020, preferred shares were automatically converted into Class A ordinary shares. The Company then recorded the unreceived consideration from Superb Origin as receivable for issuance of ordinary shares under shareholders’ equity (Note 20).

In September 2023, Shanghai Guangcheng entered into a debt waiver agreement with Chong Li, which provided that Chong Li waivered RMB75.28 million of the borrowings payable not yet paid by Shanghai Guangcheng. At the same time, the Company entered into a debt waiver agreement with Superb Origin, which provided that the Company would waive the outstanding investment amount of USD11.25 million payable by Superb Origin to it. Accordingly, the Company offset the waiver amount against “other debts” and “receivable for issuance of ordinary shares” accordingly. The Company recorded an investment loss of RMB1.4 million on this transaction (Note 15).

(b) Yoken Series A-1 Warrant

On March 2, 2020, Yoken Holding Limited (“Yoken”), a wholly owned subsidiary of the Company, entered into a share purchase agreement with three investors (“Yoken Series A-1 SPA”). According to the Yoken Series A-1 SPA, Yoken will issue each investor a warrant (“Yoken Series A-1 Warrant”) to purchase certain quantity of Yoken’s Series A-1 Preferred Shares (“Yoken Series A-1 Preferred Shares”). As the consideration for each Yoken Series A-1 Warrant, the respective investor shall provide a loan (“Loan for Yoken Series A-1 Warrant”) carrying a simple interest of 10% per annum to Chengdu Chongaita Information Technology Co., Ltd. (“Chongaita”), a wholly owned PRC subsidiary of Yoken. Yoken will only issue the Yoken Series A-1 Warrants after Chongaita has received all loan proceeds. Both the issuance of the Yoken Series A-1 Warrants and the receipt of the loan proceeds are closing conditions of the transactions in the Yoken Series A-1 SPA. The Company accounted for the loan as a term loan carrying an annual simple interest of 10%. As of March 31, 2020, the carrying value of the loan proceeds of Yoken Series A-1 Warrant was RMB18 million.

On October 23, 2020, one of the investors terminated and entered into a new share purchase agreement with Yoken, pursuant to which 120,000 Yoken Series A-1 Preferred Shares were issued on October 23, 2020 for an aggregated consideration of RMB6 million. On the same day, the Company issued the remaining two investors two warrants to purchase up to 360,000 and 200,000 Yoken Series A-1 Preferred Shares at an exercise price per share of US$ 7.14 in connection with a loan of RMB18 million (equivalent to US$2.5 million) and RMB10 million (equivalent to US$1.4 million) granted to Chongaita (“Loan for Yoken Series A-1 Warrant”). As a debt modification, the Company reversed RMB1.4 million interest expense as other gains, net. The Company recognized the Yoken Series A-1 Warrant and bifurcated the conversion feature as derivative liability out of the total consideration received. As of March 31, 2025 and 2026, the carrying value of Yoken Series A-1 Warrant were RMB38.4 million and RMB Nil million, respectively, and fair value of conversion feature were RMB0.005 million and RMB Nil million, respectively.

On November 24, 2025, Yoken and Chongaita entered into a redemption agreement. According to the redemption agreement, Yoken and Chongaita repurchased Yoken Series A-1 Warrant with an aggregate cash consideration of RMB 28.0 million. As of March 31, 2026, the Company had paid RMB15.0 million of such consideration. The remaining unpaid balance of RMB13.0 million was recorded as Loan for Yoken Series A-1 Warrant (Note12), which was paid as of the annual report. In connection with the redemption, the Company recognized an investment gain of RMB10.4 million.

Derivative liabilities

	As of March 31,	As of March 31,
	2025	2026
	RMB	RMB

Conversion feature of Yoken Series A-1 Warrant (a)	5	-
Total	5	-

For the initial recognition of each debt instrument that has a bifurcated derivative liability (i.e., embedded warrant or conversion feature), out of the total consideration received, the derivative liability is recognized at fair value and the remaining consideration (net of issuance costs) is then allocated to the host debt instrument. The derivative liability is subsequently carried at fair value with any changes in fair value recognized currently in the income statement. The host debt instrument is subsequently amortized using the effective interest rate method. Upon conversion of the host debt instrument into the Preferred Shares or debt repayment, both the host debt instrument and the respective derivative liability are subject to extinguishment accounting with a gain or loss recognized from the difference between the recoded values of both liabilities and the fair value of consideration given by the Company (i.e., the Preferred Shares or cash).

(a) The warrant issued in connection with Yoken Series A-1 Warrant is embedded instead of freestanding because it is (1) issued in connection with the instrument and (2) not separately exercisable without terminating the debt instruments. Therefore, each combined instrument (loan with embedded warrant) is substantially similar to a convertible debt where the embedded warrant is similar to a conversion feature able to convert the debt instrument into the Preferred Shares.

The Company assessed the embedded warrant along with the conversion features in Yoken Series A-1 Warrant and concluded that it is required to be bifurcated and accounted for separately as derivative liabilities. This is because (1) the embedded warrant or conversion feature, as an equity-linked feature, is not considered clearly and closely related to its debt host instrument, and (2) the redemption rights of the convertible Preferred Shares could give rise to net settlement of the conversion feature of the Preferred Shares.